CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net Income (Loss)	$ 47,861	$ 4,957	$ 27,440	$ 20,534	$ 26,186	$ 53,751	$ 38,917	$ 55,980	$ 100,792	$ 174,834	$ 399,592
Other Comprehensive (Loss) Income:
Foreign Currency Translation Adjustments									(31,532)	23,186	(32,616)
Market Value Adjustments for Securities, Net of Tax									926
Total Other Comprehensive (Loss) Income									(30,606)	23,186	(32,616)
Comprehensive Income (Loss)									70,186	198,020	366,976
Comprehensive Income (Loss) Attributable to Noncontrolling Interests									1,898	3,795	3,123
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									$ 68,288	$ 194,225	$ 363,853